Property And Plant, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Property And Plant, Net
The following table presents Ameren's property and plant, net, at December 31, 2012, and 2011:

Ameren(a)
2012
Property and plant, at original cost:
Electric	$20,942
Natural gas	1,854
22,796
Less: Accumulated depreciation and amortization	8,346
14,450
Construction work in progress:
Nuclear fuel in process	317
Other	581
Property and plant, net	$15,348
2011
Property and plant, at original cost:
Electric	$20,098
Natural gas	1,751
21,849
Less: Accumulated depreciation and amortization	7,868
13,981
Construction work in progress:
Nuclear fuel in process	255
Other	612
Property and plant, net	$14,848

(a)
Amounts include two electric generation CTs under two separate capital lease agreements. The gross asset value of those agreements was $228 million and $229 million at December 31, 2012, and 2011, respectively. The total accumulated depreciation associated with the two CTs was $52 million and $52 million at December 31, 2012, and 2011, respectively. In addition, Ameren has investments in debt securities, which are classified as held-to-maturity, related to the two CTs from the city of Bowling Green and Audrain County. As of December 31, 2012, and 2011, the carrying value of these debt securities was $304 million and $309 million, respectively.

Accrued Capital Expenditures
The following table provides accrued capital expenditures at December 31, 2012, 2011, and 2010, which represent noncash investing activity excluded from the statements of cash flows:

2012	$103
2011	92
2010	70